CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets amortization	$ 9,839	$ 11,126	$ 9,671
Interest income
Loans and leases, including fees	385,535	431,657	499,009
Investment securities
Taxable	79,212	73,789	90,168
Tax-exempt	18,323	19,242	17,596
Total interest on investment securities	97,535	93,031	107,764
Other earning assets	147	275	805
Total interest income	483,217	524,963	607,578
Interest expense
Deposits	14,435	41,922	79,032
Short-term borrowings	198	6,442	25,235
Long-term borrowings	16,466	20,088	19,057
Total interest expense	31,099	68,452	123,324
Net interest income	452,118	456,511	484,254
Provision for loan and lease losses	(19,024)	70,796	30,598
Provision for Other Credit Losses	903	(237)	(165)
Net interest income after provision for credit losses	470,239	385,952	453,821
Noninterest income
Service charges on deposit accounts	31,876	29,446	37,939
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	23,780	21,286	20,728
Bankcard income	14,300	11,726	18,804
Client derivative fees	7,927	10,313	15,662
Foreign exchange income	44,793	39,377	7,739
Net gain from sales of loans	33,021	51,176	14,851
Net gain (loss) on sales/transfers of investment securities	(759)	4,563	(406)
Equity Securities, FV-NI, Unrealized Gain (Loss)	702	9,045	575
Other	15,866	12,191	15,481
Total noninterest income	171,506	189,123	131,373
Noninterest expenses
Salaries and employee benefits	245,924	236,779	209,061
Net occupancy	22,142	23,266	24,069
Furniture and equipment	13,819	14,968	15,903
Data processing	31,363	27,514	21,881
Marketing	7,983	6,414	6,908
Communication	2,930	3,492	3,267
Professional services	11,676	9,961	11,254
Gain (Loss) on Extinguishment of Debt	0	7,257	0
State intangible tax	4,256	6,058	5,829
FDIC assessments	5,630	5,110	1,973
Other	45,250	38,719	32,516
Total noninterest expenses	400,812	390,664	342,332
Income before income taxes	240,933	184,411	242,862
Income tax expense	35,773	28,601	44,787
Net income	$ 205,160	$ 155,810	$ 198,075
Earnings per common share
Basic	$ 2.16	$ 1.60	$ 2.01
Diluted	$ 2.14	$ 1.59	$ 2.00
Average common shares outstanding - basic	95,034,690	97,363,952	98,305,570
Average common shares outstanding - diluted	95,897,385	98,093,098	98,851,471